Right-of-use asset (Tables)	12 Months Ended
Dec. 31, 2022
Right-of-use asset
Right-of-use asset

Cost	Total
$
Balance, December 31, 2021 and 2020	—
Additions	155,206
Balance, December 31, 2022	155,206

Accumulated amortization	Total
$
Balance, December 31, 2021 and 2020	—
Amortization	51,735
Balance, December 31, 2022	51,735

Carrying values	Total
$
At December 31, 2021 and 2020	—
At December 31, 2022	103,471